TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of current and deferred components of income tax expenses

	For the year ended
	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Current income tax expenses	22,953	21,666	12,012	1,646
Deferred income tax expenses	—	—	—	—
Total income tax expenses	22,953	21,666	12,012	1,646

Schedule of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Income before income tax	132,772	202,573	110,601	15,152
Income tax computed at the statutory tax rate of 25%	33,193	50,643	27,650	3,788
Effect of differing tax rates in different jurisdictions	4,459	2,740	795	109
Research and development super‑deduction	(36,078)	(29,192)	(13,223)	(1,812)
Shared‑based compensation expenses	3,261	2,359	688	94
Non‑deductible expenses	2,310	2,928	2,397	328
Effect of preferential tax rates and tax holiday in mainland China	(15,934)	(28,489)	(19,704)	(2,699)
Change in valuation allowance	30,309	22,950	11,785	1,615
Others	1,433	(2,273)	1,624	223
Income tax expenses	22,953	21,666	12,012	1,646

Schedule of components of the Group's deferred tax assets

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Deferred tax assets
Tax losses carry forward	98,811	111,923	15,333
Deferred revenue and customer advances	34,107	33,902	4,645
Intangible assets acquired under common control	—	13,161	1,803
Lease liabilities	878	3,631	497
Others	3,083	3,188	437
Less: valuation allowance	(136,075)	(162,218)	(22,224)
	804	3,587	491
Deferred tax liabilities
ROU assets	(804)	(3,587)	(491)
	(804)	(3,587)	(491)
Presentation in the consolidated balance sheets
Deferred tax assets, net	—	—	—
Deferred tax liabilities, net	—	—	—
Net deferred tax assets, net	—	—	—